Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Variable Portfolio – Large Cap Index Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%